OTHER FINANCIAL INFORMATION - Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	$ 360	$ 295	$ 1,191	$ 1,225
Outside research and development services	552		265
Research and development
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	256	237	992	1,003
General and administrative
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expense	$ 104	$ 58	$ 199	$ 222